SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
16. SUBSEQUENT EVENTS

On July 1, 2015, the Company issued 1,400,000 shares to a consultant under an agreement to provide Business development and consulting services with corporate initiatives for services rendered for the months of April through July 2015.

On July 14, 2015, the Company issued 333,333 common shares to IBH Capital LLC through private placement funds in the amount of $25,000 received in June 2015 ($.075 cents per share.)

On July 14, 2015, the Company issued 2,000,000 shares of common stock to Anthony Danieli for consulting services to be rendered and over a 24-month period in association with his appointment as a member to the board of directors.  The shares had a value of $119,200 ($0.0596 per share.)

On July 14, 2015, the Company issued 4,000,000 common shares of its stock at $0.06 per share subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions of the common stock that occur after the date of agreement.  Final purchase price is subject to adjustment based on the closing price of the common stock on first adjustment date that is six (6) months immediately following the closing date (or if such date is not a trading day, the trading day immediately preceding such six (6) month period).  Final purchase price is also subject to adjustment based on the second adjustment date based on the closing price of the common stock on thirty (30) days following the first adjustment date (or if such date is not a trading day, the Trading Day immediately preceding such date).

Under the first tranche of a July 2, 2015 securities purchase agreement where by 240,000 was committed for purchase of common stock and warrants.  Under the second tranche of this agreement the amount to be funded will be $200,000. Second tranche closing date will be a trading Day no later than five (5) Business Days following the effective date of the Registration Statement on which all of the transaction documents have been executed and delivered by the applicable parties thereto, and all conditions precedent to (i) the Purchasers’ obligations to pay the Subscription Amount for the Second Tranche and (ii) the Company’s obligations. The Company may, in its sole discretion, to terminate and cancel the second tranche upon written notice to the purchasers, and any funds paid the company by any purchaser in connection with the second tranche shall be returned immediately to such purchase or without interest.

Cashless warrants under this agreement total 4,000,000 at an exercise price of $0.20 per share and will proportionately adjusted such that the aggregate Exercise Price of this Warrant shall remain unchanged if the Company at any time while this Warrant is active pays a stock dividend or otherwise makes a distribution or distributions on shares of its common stock or any other equity or equity equivalent securities payable in shares of common stock; subdivides outstanding shares of common stock into a larger number of shares, combines (including by way of reverse stock split) outstanding shares of common stock into a smaller number of shares or issues by reclassification of shares of the common stock any shares of capital stock of the Company.

Under the agreement, at any time while warrants are outstanding, if the the Company sells or grants any option to purchase, or sell or any common stock or common stock equivalents, at an effective price per share less than the exercise price then in effect but greater than $0.10 (price adjusted) will be considered a “dilutive issuance” and the holder of the warrant will be entitled to receive shares of common stock at an effective price per share that is less than the exercise price.

Cashless warrants registered in the name of such purchaser to purchase up to a number of shares of common stock equal to 100% of such purchaser shares for the first tranche, with an exercise price equal to $0.20, subject to adjustments whereby the Company may issue without further consideration.  In the event that the first adjusted price is higher than the per-share purchase price but lower than $.08 cents per share, 10% of the aggregate number of shares issued or issuable or 15% if equal to or lower than the per-share price.  The Company must file Form S-1 with the SEC under terms of this agreement.

Under this agreement, the Company reserved 25 million shares of common stock to provide for the issuance of common shares, the adjustment shares and warrant shares.  In the event that the company’s stock falls below $0.04 per share for three consecutive training days the company will immediately add an additional 15 million shares to this reserve. In the event that the stock falls below $.02 per share the three consecutive trading days the company will immediately add an additional 20 million shares of the reserve.

On July 23, 2015, the Company issued 1,500,000 shares of common stock for consulting services rendered and accrued as of June 30, 2015 in the amount of $74,100 ($0.494 per share.)

On August 5, 2015 the Company issued 350,000 share for services rendered under a consulting agreement for a value of $17,500 ($0.05 per share)

On August 5, 2015, the Company received a notice from Breathe, LLC, a Florida limited liability company (“Breathe LLC”), that the Company was violating Breathe LLC’s trademark rights under U.S. Trademark Registration No. 4,633,887 for the name “Breathe” and a demand for the Company to immediately cease and desist from such use.  The Company believes that it has rights of prior use to the name “Breathe” under the federal trademark laws.  As such, on August [10], 2015, the Company filed (i) a Petition for Cancellation with the United States Patent and Trademark Office regarding U.S. Trademark Registration No. 4,633,887 and (ii) a Complaint against Breathe LLC in the United States District Court of Eastern District of Tennessee, Civil Action No. 3:15-cv-03345,requesting a declaratory judgment regarding the Company’s rights to use the trademark.  Although the Company believes it will prevail on the merits, there can be no guaranty that it will do so.  If the Company is unable to prevail, it may be required to market its products under a different name.

On August 6, 2015 the Company issued 2,500,000 share for services rendered under a consulting agreement for a value of $125,500 ($0.05 per share)

Breathe Acquisition and Spin-off of DNA Canada, Inc.

On January 16, 2015, Breathe eCigs Corp., a Tennessee corporation (“Breathe”), entered into a Share Exchange Agreement (the “Exchange Agreement”) with the Company, whereby the Company acquired all of the issued and outstanding shares of common stock of Breathe in consideration for the issuance of 150,000,000 shares of common stock.

As a result of the transaction effected by the Exchange Agreement, at closing Breathe became a wholly owned subsidiary of the Company, with the former Breathe shareholders owning approximately 56% of the then issued and outstanding common stock of the Company.

The Company declared a stock dividend to its shareholders of record as of February 3, 2015 of its wholly owned subsidiary, DNA Canada, Inc. Each shareholder of record on this date will receive one share of DNA Canada, Inc. for every two shares of DNA Precious Metals Inc. owned by the shareholder on this date. All stock dividends will be rounded down to the next whole number. With the completion of the stock dividend, the Company, no longer has an equity interest in DNA Canada, Inc.

The former shareholders of Breathe participating in the stock dividend were required to tender for redemption any shares of DNA Canada, Inc. common stock received pursuant to the stock dividend in accordance with the Exchange Agreement.

With the acquisition of Breathe, management determined that it would be in the best interest of the Company and its shareholders to operate each company separate and independently of each other. The operation of DNA Canada, Inc. and Breathe were inconsistent. Breathe is a manufacturer and distributor of e-cigarette and related products while DNA Canada, Inc. is an exploration stage mining company. The spin-off of DNA Canada, Inc. will allow each company to focus on its principal business activity and facilitate capital formation.

On March 5, 2015, the Company and Breathe entered into an Agreement and Plan of Merger pursuant to which the Company merged with its wholly owned subsidiary,  Breathe. Upon the consummation of the Merger on March 11, 2015, the separate existence of Breathe ceased, and the shareholders of the Company became shareholders of the surviving company, named Breathe eCig Corp. As permitted under Nevada law, the sole purpose of the Merger was to effect a change to the Company’s name from DNA Precious Metals, Inc. to Breathe eCig Corp. This change to the Amended Articles of Incorporation and name change took effect on March 11, 2015.

The Company acquired the assets as noted below in consideration of the 150,000,000 shares in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price in was allocated as follows:

Net Assets Purchased
Cash	$7,301
Accounts payable and other current liabilities	(11,811)
Goodwill	9,004,510
Purchase Price	$9,000,000

The goodwill will not be amortized but it will be tested annually for impairment.

With the spinoff of DNA Canada, Inc., in accordance with ASC 505-60-55-1, the following assets and liabilities were transferred to the new company in the form of a dividend:

Net Assets Spun-off
Cash	$25,514
Prepaid expenses	137,919
Sales tax receivable	17,097
Fixed assets	138,124
Mining rights	1,035,818
Accounts payable	(127,640)
Asset retirement obligation	(107,749)
Note payable	(127,523)
Accumulated comprehensive income	108,337
Due to DNAP	(5,288,703)
Adjustment to Additional Paid in Capital	$(4,188,806)

The $5,288,703 represents the receivable that the Company would be due from DNA Canada, Inc. upon spinoff. This amount is not expected to be received as DNA Canada, Inc. does not have sufficient cash to repay the balance due. The Company has written off this receivable balance against the additional paid in capital of $4,188,806, and the remaining $1,099,897 will be reflected as a dividend.

The following table shows pro-forma results for the years ended December 31, 2014 and 2013 as if the acquisition had occurred on January 1, 2013. These unaudited pro forma results of operations are based on the historical financial statements and related notes of each of Breathe and the Company without DNA Canada, Inc. included.

	For the years ended December 31,
	2014	2013
Revenues	$-	$-
Net loss	$(1,343,661)	$(2,219,299)
Net loss per share	$(0.01)	$(0.02)

Share Issuances

In January 2015, the Company issued 400,000 shares for $20,000, which represented the last of the issuance of shares related to the equity raise that occurred in November and December 2014.

The Company issued 9,150,000 shares for $457,500 in consulting services in January 2015.

The Company issued 2,500,000 shares for $125,000 in consulting services in February 2015.

The Company issued 5,050,000 shares for $189,375 in consulting services in March 2015.

The Company issued 2,666,667 shares for $100,000 in an investment in Tauriga Sciences, Inc (“TAUG”). The Company has entered into a license agreement with TUAG to jointly develop a new line of business involving CBD oil cartridges in March 2015. The Company received from TAUG 10,869,565 shares of TAUG common stock (with a value of $100,000) in exchange for their shares.

The Company received $50,000 at $0.03 per share (1,666,667 shares) in March 2015 under a subscription agreement with a company. The common shares have not been issued as of the date of this report.

Debt Issuances

On February 4, 2015, the Company entered into a convertible note in an amount up to $250,000 with an investor. The initial funding was in the gross amount of $27,500, with net proceeds received of $25,000. The $2,500 represents Original Issue Discount. The maturity date of this note is two years from the date that each tranche is paid. The note is convertible at the lesser of $0.065 or 60% of the lowest trade price in the 25 trading days previous to the conversion.

The Company may repay this note at any time on or before 90 days from the effective date (the date the Company receives the cash) of the note at no additional interest charge. If the note remains outstanding beyond the 90 days, there will be a one-time 12% interest charge applied in addition to the Original Issue Discount recognized at the onset of the note. The investor has the right to convert at any time after the effective date of this note.

On February 9, 2015, the Company entered into a convertible note in an amount of $110,000 with an investor. The gross amount of the note is $110,000, with net proceeds received of $100,000. The $10,000 represents Original Issue Discount. The note will also bear interest at 8%, compounded annually. The maturity date of this note is one year from execution. The note may be converted, in whole or in part, into shares of the Company’s common stock. The conversion price will be 60%, equivalent to a 40% discount, of the lowest trading price of the Company’s common stock during the 25 trading days prior to conversion. For defaults, the note is immediately due and payable and subject to a penalty interest rate of 20%.

The note may be prepaid according to the following schedule: Between 1 and 45 days from the date of execution, the note may be prepaid for 105% of face value plus accrued interest. Between 46 and 90 days from the date of execution, the note may be prepaid for 110% of face value plus accrued interest. Between 91 and 135 days from the date of execution, the note may be prepaid for 125% of face value plus accrued interest. Between 136 and 180 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. After 180 days from the date of execution, the note may not be prepaid without written consent from the investor.

On March 6, 2015, the Company entered into an 8% convertible redeemable note with an investor in the amount of $31,500. The gross amount of the note is $31,500, with net proceeds received of $30,000. The $1,500 represents legal fees. This note matures on March 6, 2016. The investor is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the note, then outstanding into shares of the Company’s common stock at a price for each share of common stock equal to 58% of the lowest trading price of the Company’s common stock as reported on the OTCQB for the fifteen prior trading days including the day upon which a notice of conversion is delivered.

The note may be prepaid according to the following schedule: Between 1 and 30 days from the date of execution, the note may be prepaid for 110% of face value plus accrued interest. Between 31 and 60 days from the date of execution, the note may be prepaid for 116% of face value plus accrued interest. Between 61 and 90 days from the date of execution, the note may be prepaid for 122% of face value plus accrued interest. Between 91 and 120 days from the date of execution, the note may be prepaid for 128% of face value plus accrued interest. Between 121 and 150 days from the date of execution, the note may be prepaid for 134% of face value plus accrued interest. Between 151 and 180 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. After 180 days from the date of execution, the note may not be prepaid.

On March 11, 2015, the Company entered into an 8% convertible redeemable note with an investor in the amount of $52,500. The gross amount of the note is $52,500, with net proceeds received of $50,000. The $2,500 represents legal fees. This note matures on March 11, 2016. The investor is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the note, then outstanding into shares of the Company’s common stock at a price for each share of common stock equal to 55% of the lowest trading price of the Company’s common stock as reported on the OTCQB for the fifteen prior trading days including the day upon which a notice of conversion is delivered.

The note may be prepaid according to the following schedule: Between 1 and 30 days from the date of execution, the note may be prepaid for 105% of face value plus accrued interest. Between 31 and 60 days from the date of execution, the note may be prepaid for 115% of face value plus accrued interest. Between 61 and 90 days from the date of execution, the note may be prepaid for 120% of face value plus accrued interest. Between 91 and 120 days from the date of execution, the note may be prepaid for 130% of face value plus accrued interest. Between 121 and 150 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. Between 151 and 180 days from the date of execution, the note may be prepaid for 140% of face value plus accrued interest. After 180 days from the date of execution, the note may not be prepaid.

On March 13, 2015, the Company entered into an 8% convertible redeemable note with an investor in the amount of $52,500. The gross amount of the note is $52,500, with net proceeds received of $50,000. The $2,500 represents legal fees. This note matures on March 13, 2016.

The investor is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the note, then outstanding into shares of the Company’s common stock at a price for each share of common stock equal to 55% of the lowest trading price of the Company’s common stock as reported on the OTCQB for the fifteen prior trading days including the day upon which a notice of conversion is delivered.

The note may be prepaid according to the following schedule: Between 1 and 30 days from the date of execution, the note may be prepaid for 105% of face value plus accrued interest. Between 31 and 60 days from the date of execution, the note may be prepaid for 115% of face value plus accrued interest. Between 61 and 90 days from the date of execution, the note may be prepaid for 120% of face value plus accrued interest. Between 91 and 120 days from the date of execution, the note may be prepaid for 130% of face value plus accrued interest. Between 121 and 150 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. Between 151 and 180 days from the date of execution, the note may be prepaid for 140% of face value plus accrued interest. After 180 days from the date of execution, the note may not be prepaid.

On March 31, 2015, the Company entered into an 8% convertible redeemable note with an investor in the amount of $105,000. The gross amount of the note is $105,000, with net proceeds received of $100,000. The $5,000 represents legal fees. This note matures on March 31, 2016.

The investor is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the note, then outstanding into shares of the Company’s common stock at a price for each share of common stock equal to 55% of the lowest trading price of the Company’s common stock as reported on the OTCQB for the fifteen prior trading days including the day upon which a notice of conversion is delivered.

The note may be prepaid according to the following schedule: Between 1 and 30 days from the date of execution, the note may be prepaid for 105% of face value plus accrued interest. Between 31 and 60 days from the date of execution, the note may be prepaid for 115% of face value plus accrued interest. Between 61 and 90 days from the date of execution, the note may be prepaid for 120% of face value plus accrued interest. Between 91 and 120 days from the date of execution, the note may be prepaid for 130% of face value plus accrued interest. Between 121 and 150 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. Between 151 and 180 days from the date of execution, the note may be prepaid for 140% of face value plus accrued interest. After 180 days from the date of execution, the note may not be prepaid.

In accordance with the warrant agreement as described in Note 5, the warrant price will be reset to equal the conversion price associated with these new debt agreements from the stated strike price of $0.75.

Distribution Agreements

The Company in March 2015 entered into Distribution Agreements with various distributors for the distribution of the Company’s products. The Company placed an intial order for merchandise in the amount of $327,200 on March 27, 2015. The Company prepaid $98,160 (30%) of this order on March 27, 2015.